Accounts receivable and unbilled receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable and Unbilled Receivable [Abstract]
Allowance for doubtful accounts recognized	$ 0	$ 0
Accounts receivable	$ 4,463,215